UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2018

Date of reporting period: August 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Cap Fund, Inc.

AB All Market Income Portfolio

Portfolio of Investments

August 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 53.3%
Funds and Investment Trusts - 53.3% (a)
AB High Income Fund, Inc.-Class Z (b)	6,340,929	$52,819,935
Invesco KBW Premium Yield Equity REIT ETF	19,090	683,613
iShares International Developed Real Estate ETF	9,691	282,396
iShares Mortgage Real Estate ETF (c)	31,775	1,434,323
JPMorgan Alerian MLP Index ETN (c)	97,014	2,703,780
Vanguard Real Estate ETF	4,192	352,338

Total Investment Companies (cost $61,651,396)		58,276,385

COMMON STOCKS - 30.2%
Financials - 5.1%
Banks - 2.3%
Australia & New Zealand Banking Group Ltd.	6,861	145,801
Bank of America Corp.	3,361	103,956
BB&T Corp.	330	17,048
Credit Agricole SA	11,519	157,609
DBS Group Holdings Ltd.	800	14,543
DNB ASA	1,020	20,737
Erste Group Bank AG (d)	2,794	111,274
Fifth Third Bancorp	5,544	163,160
Hang Seng Bank Ltd.	1,400	37,981
Intesa Sanpaolo SpA	69,143	170,697
JPMorgan Chase & Co.	3,361	385,103
Mitsubishi UFJ Financial Group, Inc.	2,800	16,925
National Australia Bank Ltd.	3,914	80,041
Nordea Bank AB	16,143	174,443
Oversea-Chinese Banking Corp., Ltd.	1,200	9,876
People’s United Financial, Inc.	8,350	154,558
Royal Bank of Canada	2,312	183,649
Seven Bank Ltd.	4,300	13,391
Swedbank AB-Class A	7,163	166,786
Toronto-Dominion Bank (The)	657	39,596
Wells Fargo & Co.	4,120	240,938
Westpac Banking Corp.	3,632	74,594

		2,482,706

Capital Markets - 0.7%
CI Financial Corp.	1,971	31,717
CME Group, Inc.-Class A	852	148,870
Daiwa Securities Group, Inc.	26,100	156,385
IG Group Holdings PLC	1,680	19,728
IGM Financial, Inc.	5,238	146,142
Intercontinental Exchange, Inc.	344	26,223
Investec PLC	2,300	15,130
Morgan Stanley	3,802	185,652
Partners Group Holding AG	36	28,265
Singapore Exchange Ltd.	8,800	47,558

		805,670

Diversified Financial Services - 0.0%
Berkshire Hathaway, Inc.-Class B (d)	189	39,448

Insurance - 1.9%
Admiral Group PLC	2,073	55,943
Allianz SE	49	10,444
American Financial Group, Inc./OH	1,407	156,684

Company	Shares	U.S. $ Value
Aviva PLC	5,940	$37,371
CNP Assurances	6,505	150,349
Direct Line Insurance Group PLC	18,745	80,530
Everest Re Group Ltd.	89	19,849
Fidelity National Financial, Inc.	1,312	52,611
Japan Post Holdings Co., Ltd.	12,300	146,079
Legal & General Group PLC	48,790	161,233
Mapfre SA	50,835	149,648
Marsh & McLennan Cos., Inc. (e)	299	25,304
MetLife, Inc.	4,010	184,019
MS&AD Insurance Group Holdings, Inc.	1,500	46,093
Power Corp. of Canada	6,970	156,224
Power Financial Corp.	1,938	45,190
Prudential Financial, Inc.	727	71,428
QBE Insurance Group Ltd.	19,466	154,470
Suncorp Group Ltd.	12,346	137,678
Swiss Re AG	197	17,724
UnipolSai Assicurazioni SpA	12,002	26,829
Zurich Insurance Group AG	592	180,222

		2,065,922

Mortgage Real Estate Investment Trusts (REITs) - 0.2%
AGNC Investment Corp.	8,134	154,709

		5,548,455

Energy - 4.8%
Energy Equipment & Services - 0.2%
Helmerich & Payne, Inc.	2,376	155,794

Integrated Oil & Gas - 0.5%
Repsol SA	28,082	540,098

Oil, Gas & Consumable Fuels - 4.1%
AltaGas Ltd.	4,903	91,109
BP PLC	4,087	29,104
Chevron Corp.	1,705	201,974
ConocoPhillips	2,871	210,817
Enagas SA	4,568	126,924
Enbridge, Inc.	660	22,511
Eni SpA	9,606	178,258
Exxon Mobil Corp.	2,143	171,804
HollyFrontier Corp.	2,155	160,591
Marathon Petroleum Corp.	1,997	164,333
ONEOK, Inc.	2,516	165,830
Pembina Pipeline Corp.	649	22,136
Phillips 66	571	67,669
Royal Dutch Shell PLC-Class A	7,539	245,273
Royal Dutch Shell PLC-Class B	38,821	1,285,049
Snam SpA	37,072	152,206
Suncor Energy, Inc.	2,315	95,296
Targa Resources Corp.	2,795	153,921
TOTAL SA	12,343	774,003
Valero Energy Corp.	1,540	181,535

		4,500,343

		5,196,235

Company	Shares	U.S. $ Value
Information Technology - 4.5%
Communications Equipment - 0.3%
Cisco Systems, Inc. (e)	6,415	$306,445

Electronic Equipment, Instruments & Components - 0.1%
Hitachi Ltd.	16,000	104,441

Internet Software & Services - 0.5%
Alphabet, Inc.-Class A (d)(e)	112	137,962
Alphabet, Inc.-Class C (d)(e)	150	182,728
Facebook, Inc.-Class A (d)(e)	1,389	244,089
Moneysupermarket.com Group PLC	6,250	23,017

		587,796

IT Services - 0.8%
Amadeus IT Group SA-Class A	343	31,807
Amdocs Ltd.	180	11,750
Booz Allen Hamilton Holding Corp.	722	36,938
Capgemini SE	239	30,806
Fidelity National Information Services, Inc. (e)	566	61,225
Leidos Holdings, Inc.	823	58,244
Mastercard, Inc.-Class A	1,407	303,293
Otsuka Corp.	600	21,706
Paychex, Inc. (e)	2,860	209,494
Total System Services, Inc.	334	32,445
Visa, Inc.-Class A	522	76,676

		874,384

Semiconductors & Semiconductor Equipment - 0.5%
Intel Corp. (e)	5,584	270,433
KLA-Tencor Corp.	397	46,136
NVIDIA Corp.	90	25,261
Skyworks Solutions, Inc.	270	24,651
Texas Instruments, Inc.	1,915	215,246

		581,727

Software - 1.2%
Adobe Systems, Inc. (d)	329	86,695
CA, Inc.	3,652	159,958
Check Point Software Technologies Ltd. (d)	146	16,964
Constellation Software, Inc./Canada	26	19,825
Intuit, Inc.	840	184,355
Micro Focus International PLC	9,358	158,869
Microsoft Corp.	4,037	453,476
Nice Ltd. (d)	453	52,302
Oracle Corp. (e)	1,884	91,525
Oracle Corp. Japan	600	50,286

		1,274,255

Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc. (e)	4,019	914,844
HP, Inc.	2,751	67,812
Konica Minolta, Inc.	8,600	87,460

Company	Shares	U.S. $ Value
Seagate Technology PLC	2,868	$153,553

		1,223,669

		4,952,717

Consumer Discretionary - 3.9%
Auto Components - 0.1%
Aisin Seiki Co., Ltd.	1,400	64,754

Automobiles - 0.3%
Ford Motor Co.	17,551	166,383
Subaru Corp.	500	14,852
Toyota Motor Corp.	2,600	161,857

		343,092

Hotels, Restaurants & Leisure - 0.5%
Aristocrat Leisure Ltd.	1,587	36,100
Compass Group PLC	830	17,871
Crown Resorts Ltd.	14,854	151,903
Las Vegas Sands Corp.	2,543	166,363
McDonald’s Corp.	971	157,525

		529,762

Household Durables - 0.5%
Auto Trader Group PLC (f)	4,030	23,497
Barratt Developments PLC	22,014	154,878
Garmin Ltd.	2,358	160,674
Iida Group Holdings Co., Ltd.	1,600	29,525
Persimmon PLC	490	15,502
Sekisui House Ltd.	5,400	88,058
Taylor Wimpey PLC	70,788	153,986

		626,120

Internet & Direct Marketing Retail - 0.6%
Amazon.com, Inc. (d)(e)	206	414,618
Netflix, Inc. (d)	655	240,831

		655,449

Leisure Products - 0.1%
Amer Sports Oyj (d)	760	25,549
Polaris Industries, Inc.	426	46,200

		71,749

Media - 0.4%
Comcast Corp.-Class A	1,546	57,186
CTS Eventim AG & Co. KGaA	284	12,597
Daiichikosho Co., Ltd.	200	9,250
News Corp.-Class A	4,108	53,692
Omnicom Group, Inc.	1,525	105,713
RTL Group SA	2,120	159,011
Singapore Press Holdings Ltd. (c)	20,300	41,430
Walt Disney Co. (The)	170	19,043

		457,922

Multiline Retail - 0.4%
Harvey Norman Holdings Ltd. (c)	55,947	144,913

Company	Shares	U.S. $ Value
Kohl’s Corp.	998	$78,952
Next PLC	2,395	171,000
Target Corp.	220	19,250

		414,115

Specialty Retail - 0.5%
Home Depot, Inc. (The) (e)	1,433	287,703
L Brands, Inc.	4,899	129,481
Ross Stores, Inc. (e)	600	57,468
TJX Cos., Inc. (The)	564	62,023

		536,675

Textiles, Apparel & Luxury Goods - 0.5%
HUGO BOSS AG	1,890	150,931
Li & Fung Ltd.	520,000	147,790
Moncler SpA	302	13,665
Pandora A/S (c)	1,337	79,880
VF Corp.	1,837	169,243

		561,509

		4,261,147

Health Care - 2.3%
Biotechnology - 0.2%
AbbVie, Inc. (e)	2,567	246,381
Gilead Sciences, Inc.	495	37,486

		283,867

Health Care Equipment & Supplies - 0.4%
Baxter International, Inc.	1,499	111,480
Coloplast A/S-Class B	1,050	112,591
Medtronic PLC	2,470	238,133

		462,204

Health Care Providers & Services - 0.4%
Anthem, Inc. (e)	302	79,948
Cardinal Health, Inc.	1,860	97,073
CVS Health Corp.	552	41,533
Humana, Inc.	128	42,657
UnitedHealth Group, Inc. (e)	579	155,439

		416,650

Pharmaceuticals - 1.3%
Astellas Pharma, Inc.	1,200	20,344
Bristol-Myers Squibb Co.	355	21,495
Johnson & Johnson	743	100,075
Merck & Co., Inc. (e)	4,482	307,420
Novo Nordisk A/S-Class B	525	25,844
Orion Oyj-Class B	4,187	153,984
Pfizer, Inc. (e)	8,436	350,263
Roche Holding AG	983	243,739
Sanofi	155	13,310

Company	Shares	U.S. $ Value
Takeda Pharmaceutical Co., Ltd.	3,700	$154,146

		1,390,620

		2,553,341

Industrials - 2.2%
Aerospace & Defense - 0.4%
BAE Systems PLC	2,410	18,964
Boeing Co. (The) (e)	777	266,348
Harris Corp.	153	24,864
Raytheon Co.	754	150,378

		460,554

Air Freight & Logistics - 0.2%
Expeditors International of Washington, Inc.	360	26,381
United Parcel Service, Inc.-Class B	1,552	190,710

		217,091

Airlines - 0.0%
Qantas Airways Ltd.	5,235	24,235

Commercial Services & Supplies - 0.0%
Republic Services, Inc.-Class A	162	11,884

Construction & Engineering - 0.3%
Epiroc AB-Class A (d)	15,328	159,228
Fluor Corp.	2,686	154,203

		313,431

Electrical Equipment - 0.3%
Eaton Corp. PLC	2,127	176,839
Emerson Electric Co.	2,353	180,545

		357,384

Industrial Conglomerates - 0.2%
General Electric Co.	17,561	227,239

Machinery - 0.3%
Caterpillar, Inc.	208	28,881
Cummins, Inc.	744	105,499
JTEKT Corp.	4,000	55,992
NSK Ltd.	4,800	54,411
SKF AB-Class B	3,168	60,897

		305,680

Professional Services - 0.1%
Intertek Group PLC	318	21,197
RELX NV	1,270	28,164
Wolters Kluwer NV	505	32,039

		81,400

Road & Rail - 0.3%
ComfortDelGro Corp., Ltd.	13,800	23,007
MTR Corp., Ltd.	30,000	154,630
Union Pacific Corp.	1,021	153,783

		331,420

Company	Shares	U.S. $ Value
Trading Companies & Distributors - 0.1%
ITOCHU Corp.	2,700	$47,179

		2,377,497

Materials - 2.0%
Chemicals - 0.7%
BASF SE	1,171	108,207
CF Industries Holdings, Inc.	3,134	162,811
Covestro AG (f)	140	11,920
Croda International PLC	286	18,928
Evonik Industries AG	4,111	153,205
LyondellBasell Industries NV-Class A	1,863	210,109
Methanex Corp.	707	51,587
Solvay SA	130	17,309
Sumitomo Chemical Co., Ltd.	11,000	62,434
Victrex PLC	330	13,566

		810,076

Containers & Packaging - 0.2%
Amcor Ltd./Australia	1,230	12,656
International Paper Co.	3,237	165,540

		178,196

Copper - 0.3%
Antofagasta PLC	26,464	277,211

Diversified Metals & Mining - 0.7%
Boliden AB (d)	10,504	275,066
Rio Tinto PLC	9,505	451,415

		726,481

Metals & Mining - 0.1%
BlueScope Steel Ltd.	11,888	147,969

Paper & Forest Products - 0.0%
Stora Enso Oyj-Class R	2,509	46,697

		2,186,630

Utilities - 1.9%
Electric Utilities - 1.0%
EDP - Energias de Portugal SA	40,159	156,810
Endesa SA	6,813	152,430
Enel SpA	20,791	102,789
Fortum Oyj	473	11,972
OGE Energy Corp.	4,228	155,717
Power Assets Holdings Ltd.	16,500	115,818
PPL Corp.	5,626	167,317
Southern Co. (The)	4,074	178,360

		1,041,213

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp./VA	9,137	122,984

Multi-Utilities - 0.8%
Ameren Corp.	2,791	176,475
CenterPoint Energy, Inc. (e)	5,757	159,987
Consolidated Edison, Inc.	821	64,802
Engie SA	11,167	163,908

Company	Shares	U.S. $ Value
SCANA Corp.	3,983	$152,708
Suez	10,425	150,881

		868,761

		2,032,958

Consumer Staples - 1.3%
Beverages - 0.2%
Coca-Cola Amatil Ltd.	18,881	127,790
Coca-Cola European Partners PLC	1,143	48,738
Diageo PLC	657	22,978
PepsiCo, Inc.	227	25,426

		224,932

Food & Staples Retailing - 0.4%
Casino Guichard Perrachon SA	4,015	127,894
Costco Wholesale Corp.	946	220,541
Lawson, Inc. (c)	500	29,318
Sysco Corp.	170	12,720
Walgreens Boots Alliance, Inc.	365	25,025
Walmart, Inc.	348	33,359

		448,857

Food Products - 0.1%
General Mills, Inc.	930	42,789
Nestle SA	397	33,280
Salmar ASA	650	31,295

		107,364

Household Products - 0.2%
Procter & Gamble Co. (The)	2,470	204,886

Personal Products - 0.0%
Unilever PLC	279	15,899

Tobacco - 0.4%
Altria Group, Inc. (e)	3,838	224,600
British American Tobacco PLC	636	30,755
Philip Morris International, Inc. (e)	560	43,618
Swedish Match AB	2,985	159,574

		458,547

		1,460,485

Telecommunication Services - 1.3%
Diversified Telecommunication Services - 1.1%
AT&T, Inc. (e)	9,472	302,536
BCE, Inc.	1,165	47,519
Bezeq The Israeli Telecommunication Corp., Ltd.	123,873	148,032
BT Group PLC	44,134	124,595
HKT Trust & HKT Ltd.-Class SS	28,000	36,180
Nippon Telegraph & Telephone Corp.	900	40,042
PCCW Ltd.	285,000	151,461
Telefonica SA	7,800	63,107
Verizon Communications, Inc.	4,842	263,260

		1,176,732

Company	Shares	U.S. $ Value
Wireless Telecommunication Services - 0.2%
KDDI Corp.	4,300	$113,691
Tele2 AB-Class B	5,347	65,955
Vodafone Group PLC	10,939	23,309

		202,955

		1,379,687

Real Estate - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Covivio	1,457	152,393
Host Hotels & Resorts, Inc.	7,553	162,616
Kimco Realty Corp.	9,033	154,555
Lamar Advertising Co.-Class A	154	11,866
Nippon Building Fund, Inc.	2	11,643
Scentre Group	4,920	14,566
Stockland	8,600	25,587
VEREIT, Inc.	11,276	88,178
Vornado Realty Trust	1,485	114,345
Weyerhaeuser Co.	500	17,355

		753,104

Real Estate Management & Development - 0.2%
Daito Trust Construction Co., Ltd.	100	14,988
Nomura Real Estate Holdings, Inc.	3,600	77,984
Swire Pacific Ltd.-Class A	13,500	152,789

		245,761

		998,865

Total Common Stocks (cost $32,866,043)		32,948,017

PREFERRED STOCKS - 6.2%
Real Estate - 6.2%
Diversified REITs - 1.2%
Colony Capital, Inc.
Series I
7.15%	14,300	340,054
Gladstone Commercial Corp.
Series D
7.00%	5,000	127,150
Global Net Lease, Inc.
Series A
7.25%	4,075	102,894
PS Business Parks, Inc.
Series V
5.70% (c)	1,800	45,018
PS Business Parks, Inc.
Series Y
5.20% (c)	3,650	86,432
VEREIT, Inc.
Series F
6.70%	15,475	391,517
Vornado Realty Trust
Series K
5.70%	4,000	102,440

Company	Shares	U.S. $ Value
Vornado Realty Trust
Series L
5.40%	4,100	$101,188

		1,296,693

Equity Real Estate Investment Trusts (REITs) - 0.2%
Kimco Realty Corp.
Series L
5.125%	7,550	174,216
Public Storage
Series G
5.05% (c)	2,000	49,900

		224,116

Health Care REITs - 0.1%
Senior Housing Properties Trust
6.25% (c)	3,000	77,610

Hotel & Resort REITs - 1.0%
Ashford Hospitality Trust, Inc.
Series F
7.375% (c)	5,000	121,050
Ashford Hospitality Trust, Inc.
Series G
7.375% (c)	4,000	97,200
Ashford Hospitality Trust, Inc.
Series I
7.50% (c)	2,350	57,246
Hersha Hospitality Trust
Series C
6.875%	3,000	73,965
Hersha Hospitality Trust
Series D
6.50%	4,600	108,008
Hersha Hospitality Trust
Series E
6.50%	2,100	49,392
LaSalle Hotel Properties
Series I
6.375%	2,450	61,544
LaSalle Hotel Properties
Series J
6.30%	2,400	59,988
Pebblebrook Hotel Trust
Series C
6.50%	4,100	103,279
Pebblebrook Hotel Trust
Series D
6.375%	800	20,296
Summit Hotel Properties, Inc.
Series D
6.45%	3,525	88,125
Summit Hotel Properties, Inc.
Series E
6.25%	5,975	149,017
Sunstone Hotel Investors, Inc.
Series E
6.95%	4,475	117,469

Company	Shares	U.S. $ Value
Sunstone Hotel Investors, Inc.
Series F
6.45%	1,425	$36,437

		1,143,016

Industrial REITs - 0.4%
Gramercy Property Trust
Series A
7.125%	3,900	99,197
Monmouth Real Estate Investment Corp.
Series C
6.125% (c)	7,600	182,552
Rexford Industrial Realty, Inc.
Series A
5.875% (c)	2,400	59,556
Rexford Industrial Realty, Inc.
Series B
5.875%	2,400	59,400

		400,705

Office REITs - 0.2%
Boston Properties, Inc.
Series B
5.25% (c)	4,600	115,000
Vornado Realty Trust
Series M
5.25% (c)	2,400	56,328

		171,328

Residential REITs - 0.6%
American Homes 4 Rent
Series D
6.50%	2,600	68,692
American Homes 4 Rent
Series E
6.35%	5,875	151,869
Apartment Investment & Management Co.
Series A
6.875%	4,475	117,401
Investors Real Estate Trust
Series C
6.625%	1,200	29,640
UMH Properties, Inc.
Series C
6.75% (c)	6,550	169,252
UMH Properties, Inc.
Series D
6.375%	5,800	139,780

		676,634

Retail REITs - 1.7%
Brookfield Property REIT, Inc.
Series A
6.375%	6,925	171,948
Cedar Realty Trust, Inc.
Series C
6.50%	4,425	101,111

Company	Shares	U.S. $ Value
DDR Corp.
Series A
6.375% (c)	6,775	$172,627
DDR Corp.
Series J
6.50%	2,800	70,280
DDR Corp.
Series K
6.25%	3,600	88,668
Federal Realty Investment Trust
Series C
5.00% (c)	3,900	95,394
Kimco Realty Corp.
Series K
5.625%	4,600	114,034
National Retail Properties, Inc.
Series F
5.20%	8,900	211,998
Pennsylvania Real Estate Investment Trust
Series D
6.875%	3,000	70,230
Saul Centers, Inc.
Series C
6.875%	2,308	58,127
Saul Centers, Inc.
Series D
6.125%	8,000	190,800
Spirit Realty Capital, Inc.
Series A
6.00%	4,300	102,985
Taubman Centers, Inc.
Series J
6.50%	5,300	134,090
Taubman Centers, Inc.
Series K
6.25%	2,800	70,560
Urstadt Biddle Properties, Inc.
Series G
6.75%	5,150	130,269
Urstadt Biddle Properties, Inc.
Series H
6.25%	4,250	106,165
Washington Prime Group, Inc.
Series H
7.50%	275	6,413
Washington Prime Group, Inc.
Series I
6.875%	975	20,670

		1,916,369

Specialized REITs - 0.8%
Digital Realty Trust, Inc.
Series I
6.35%	6,725	174,917
Digital Realty Trust, Inc.
Series J
5.25%	7,000	172,760

Company	Shares		U.S. $ Value
EPR Properties
Series G
5.75% (c)		10,225	$248,519
National Storage Affiliates Trust
Series A
6.00%		4,700	118,158
Public Storage
Series C
5.125% (c)		3,500	87,675
Public Storage
Series V
5.375%		1,650	41,696
Public Storage
Series W
5.20%		700	17,388

			861,113

Total Preferred Stocks (cost $6,817,061)			6,767,584

	Principal Amount (000)
EMERGING MARKETS - SOVEREIGNS - 2.1%
Argentina - 0.2%
Argentine Republic Government International Bond
7.50%, 4/22/26	U.S.$	300	246,000

Bahrain - 0.2%
Bahrain Government International Bond
7.00%, 10/12/28 (f)		200	186,500

Costa Rica - 0.0%
Costa Rica Government International Bond
4.37%, 5/22/19 (f)		33	32,835

Ecuador - 0.2%
Ecuador Government International Bond
9.65%, 12/13/26 (f)		200	190,500

Egypt - 0.3%
Citigroup Global Markets Holdings, Inc./United States
Series GSNP
Zero Coupon, 10/04/18 (d)	EGP	5,350	295,342

Ethiopia - 0.2%
Ethiopia International Bond
6.625%, 12/11/24 (f)	U.S.$	200	195,000

Gabon - 0.1%
Gabon Government International Bond
6.375%, 12/12/24 (f)		200	181,750

	Principal Amount (000)		U.S. $ Value
Iraq - 0.2%
Iraq International Bond
6.752%, 3/09/23 (f)	U.S.$	200	$194,000

Ivory Coast - 0.2%
Ivory Coast Government International Bond
6.625%, 3/22/48 (f)	EUR	200	210,096

Kenya - 0.2%
Kenya Government International Bond
7.25%, 2/28/28 (f)	U.S.$	200	191,000

Ukraine - 0.2%
Ukraine Government International Bond
7.75%, 9/01/22 (f)		200	196,500

Zambia - 0.1%
Zambia Government International Bond
8.50%, 4/14/24 (f)		200	144,000

Total Emerging Markets - Sovereigns (cost $2,517,460)			2,263,523

EMERGING MARKETS - TREASURIES - 1.2%
Argentina - 0.1%
Argentina POM Politica Monetaria
Series POM
32.222% (ARLLMONP), 6/21/20 (g)	ARS	680	18,993
Argentine Bonos del Tesoro
21.20%, 9/19/18		3,700	98,109

			117,102

Brazil - 0.4%
Brazil Notas do Tesouro Nacional
Series NTNF
10.00%, 1/01/21	BRL	1,867	460,563

Dominican Republic - 0.5%
Dominican Republic International Bond
16.95%, 2/04/22 (f)	DOP	19,700	476,611

South Africa - 0.1%
Republic of South Africa Government Bond
Series R186
10.50%, 12/21/26	ZAR	1,800	133,115

Sri Lanka - 0.1%
Sri Lanka Government Bonds
Series A
11.50%, 12/15/21	LKR	19,000	123,252

Total Emerging Markets - Treasuries (cost $1,648,123)			1,310,643

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 0.7%
Indonesia - 0.2%
Indonesia Treasury Bond
Series FR56
8.375%, 9/15/26	IDR	2,319,000	$158,142
Series FR71
9.00%, 3/15/29		981,000	70,262

			228,404

Mexico - 0.4%
Mexican Bonos
Series M 20
7.50%, 6/03/27	MXN	4,100	208,767
10.00%, 12/05/24		3,049	176,286

			385,053

Russia - 0.1%
Russian Federal Bond - OFZ
Series 6215
7.00%, 8/16/23	RUB	9,790	137,572

Total Governments - Treasuries (cost $844,193)			751,029

EMERGING MARKETS - CORPORATE BONDS - 0.3%
Financial Institutions - 0.2%
Banking - 0.2%
Fidelity Bank PLC
10.50%, 10/16/22 (f)	U.S.$	200	202,000

Industrial - 0.1%
Energy - 0.1%
Petrobras Global Finance BV
6.25%, 3/17/24		100	98,000

Total Emerging Markets - Corporate Bonds (cost $304,413)			300,000

QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
Venezuela - 0.2%
Petroleos de Venezuela SA 5.50%, 4/12/37 (d)(f)(h) (cost $437,247)		1,150	237,188

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.1%
Argentina - 0.1%
Autonomous City of Buenos Aires Argentina
Series 20
27.824% (BADLAR + 5.00%), 1/23/22 (g) (cost $194,761)	ARS	3,248	66,376

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 4.7%
Investment Companies - 4.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 1.87% (a)(b)(i) (cost $5,187,109)	5,187,109	$5,187,109

Total Investments Before Security Lending Collateral for Securities Loaned - 99.0% (cost $112,467,806)		108,107,854

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%
Investment Companies - 1.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 1.87% (a)(b)(i) (cost $1,846,638)	1,846,638	1,846,638

Total Investments - 100.7% (cost $114,314,444) (j)		109,954,492
Other assets less liabilities - (0.7)%		(722,833)

Net Assets - 100.0%		$109,231,659

FUTURES

Type	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at August 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	24	September 2018	AUD	2,400		$2,201,488	$2,253,188	$51,700
10 Yr Mini Japan Government Bond Futures	40	September 2018	JPY	400,000		5,432,709	5,408,694	(24,015)
Amsterdam Index Futures	1	September 2018	EUR	– 0	–*	130,621	129,586	(1,035)
Cac40 10 Euro Futures	7	September 2018	EUR	– 0	–*	441,618	439,210	(2,408)
Canadian 10 Yr Bond Futures	17	December 2018	CAD	1,700		1,745,231	1,755,885	10,654
DAX Index Futures	1	September 2018	EUR	– 0	–*	374,750	358,367	(16,383)
Euro STOXX 50 Index Futures	6	September 2018	EUR	– 0	–*	240,212	236,027	(4,185)
FTSE 100 Index Futures	10	September 2018	GBP	– 0	–*	992,879	962,485	(30,394)
IBEX 35 Index Futures	1	September 2018	EUR	– 0	–*	111,112	108,950	(2,162)
Long Gilt Futures	7	December 2018	GBP	700		1,108,213	1,110,163	1,950
MSCI Singapore IX ETS Futures	2	September 2018	SGD	– 0	–*	53,808	52,923	(885)
Omxs30 Index Futures	40	September 2018	SEK	4		706,990	724,974	17,984
S&P Mid 400 E-Mini Futures	6	September 2018	USD	– 0	–*	831,354	870,630	39,276
S&P TSX 60 Index Futures	1	September 2018	CAD	– 0	–*	147,473	147,908	435
SPI 200 Futures	1	September 2018	AUD	– 0	–*	109,275	113,299	4,024
TOPIX Index Futures	6	September 2018	JPY	60		955,923	936,099	(19,824)

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at August 31, 2018	Unrealized Appreciation/ (Depreciation)
Sold Contracts
Hang Seng Index Futures	5	September 2018	HKD	– 0	–*	$905,455	$884,375	$21,080
Mini S&P TSX 60 Futures	2	September 2018	CAD	– 0	–*	73,215	73,954	(739)
MSCI EAFE Futures	7	September 2018	USD	– 0	–*	708,039	685,580	22,459
S&P 500 E-Mini Futures	23	September 2018	USD	1		3,193,092	3,337,415	(144,323)
S&P TSX 60 Index Futures	4	September 2018	CAD	1		583,562	591,632	(8,070)
SPI 200 Futures	3	September 2018	AUD	– 0	–*	333,600	339,896	(6,296)

								$(91,157)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CLP	258,963	USD	383	10/12/18	$2,228
Bank of America, NA	RUB	30,755	USD	451	9/27/18	(3,887)
Bank of America, NA	USD	427	RUB	26,818	9/27/18	(30,559)
Bank of America, NA	USD	1,122	PHP	59,638	9/11/18	(10,163)
Bank of America, NA	USD	383	CLP	258,963	9/07/18	(2,561)
Barclays Bank PLC	IDR	8,327,651	USD	565	11/08/18	17,699
Barclays Bank PLC	JPY	77,887	USD	703	9/14/18	1,984
Barclays Bank PLC	INR	57,044	USD	815	12/13/18	20,278
Barclays Bank PLC	PHP	38,761	USD	727	9/11/18	4,278
Barclays Bank PLC	TWD	61,370	USD	2,053	9/13/18	51,949
Barclays Bank PLC	SEK	6,962	USD	806	9/14/18	44,576
Barclays Bank PLC	CNY	5,319	USD	776	10/25/18	(764)
Barclays Bank PLC	TRY	3,569	USD	502	9/14/18	(38,553)
Barclays Bank PLC	CNY	3,250	USD	487	10/25/18	12,827
Barclays Bank PLC	BRL	2,329	USD	563	9/05/18	(8,599)
Barclays Bank PLC	TRY	2,324	USD	346	12/14/18	12,601
Barclays Bank PLC	CHF	2,392	USD	2,431	9/14/18	(38,474)
Barclays Bank PLC	BRL	480	USD	128	9/05/18	9,796
Barclays Bank PLC	USD	544	EUR	464	9/14/18	(4,787)
Barclays Bank PLC	USD	116	BRL	480	9/05/18	1,773
Barclays Bank PLC	USD	488	CHF	480	9/14/18	7,707
Barclays Bank PLC	USD	33	PHP	1,776	9/11/18	175
Barclays Bank PLC	USD	624	BRL	2,329	9/05/18	(52,588)
Barclays Bank PLC	USD	357	TWD	10,798	9/13/18	(5,099)
Barclays Bank PLC	USD	360	SEK	3,143	9/14/18	(16,444)
Barclays Bank PLC	USD	316	PHP	16,708	9/11/18	(4,813)
Barclays Bank PLC	USD	636	IDR	9,411,034	11/08/18	(17,195)
BNP Paribas SA	USD	514	NZD	754	9/14/18	(14,931)
BNP Paribas SA	USD	1,709	AUD	2,294	9/14/18	(59,973)
Citibank, NA	KRW	916,726	USD	811	11/15/18	(12,298)
Citibank, NA	CNY	1,795	USD	266	10/25/18	4,208
Citibank, NA	BRL	919	USD	222	9/05/18	(3,323)
Citibank, NA	USD	222	BRL	919	10/02/18	3,204
Citibank, NA	USD	222	BRL	919	9/05/18	3,392
Citibank, NA	USD	586	RUB	37,229	9/27/18	(35,818)
Citibank, NA	USD	1,707	INR	119,110	12/13/18	(48,558)
Credit Suisse International	COP	1,068,392	USD	355	10/12/18	5,212
Credit Suisse International	CLP	258,963	USD	410	9/07/18	29,587
Credit Suisse International	CZK	15,393	USD	704	9/14/18	10,393
Credit Suisse International	MXN	12,097	USD	636	9/14/18	3,879
Credit Suisse International	SEK	7,995	USD	918	9/14/18	43,284
Credit Suisse International	NOK	5,908	USD	737	9/14/18	31,884
Credit Suisse International	TRY	1,937	USD	315	9/14/18	22,084
Credit Suisse International	USD	173	PLN	648	9/14/18	2,202
Credit Suisse International	USD	994	NZD	1,457	9/14/18	(30,117)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	USD	1,488	CAD	1,951	9/14/18	$7,415
Credit Suisse International	USD	573	TRY	2,855	9/14/18	(140,708)
Credit Suisse International	USD	773	CNY	5,310	10/25/18	2,398
Credit Suisse International	USD	978	TWD	30,036	9/13/18	979
Credit Suisse International	USD	436	KRW	492,419	11/15/18	5,641
Credit Suisse International	USD	474	IDR	6,913,981	11/08/18	(18,874)
Deutsche Bank AG	PEN	2,362	USD	715	10/12/18	350
Deutsche Bank AG	USD	1,306	TRY	6,268	9/14/18	(357,507)
Deutsche Bank AG	USD	945	MXN	19,755	9/14/18	87,075
Goldman Sachs International	EUR	1,006	USD	1,184	9/14/18	15,739
Goldman Sachs International	USD	743	MXN	15,413	9/14/18	62,233
Goldman Sachs International	USD	1,804	JPY	197,710	9/14/18	(23,439)
HSBC Bank USA	CLP	105,299	USD	158	10/12/18	3,605
HSBC Bank USA	TWD	8,105	USD	274	9/13/18	9,973
Morgan Stanley Capital Services, Inc.	BRL	930	USD	241	9/05/18	12,356
Morgan Stanley Capital Services, Inc.	USD	225	BRL	930	9/05/18	3,434
Standard Chartered Bank	NZD	1,457	USD	1,022	9/14/18	57,933
State Street Bank & Trust Co.	HUF	100,062	USD	366	9/14/18	10,331
State Street Bank & Trust Co.	MXN	15,287	USD	760	9/14/18	(38,729)
State Street Bank & Trust Co.	THB	11,452	USD	355	9/14/18	5,434
State Street Bank & Trust Co.	NOK	5,324	USD	655	9/14/18	19,590
State Street Bank & Trust Co.	ZAR	7,454	USD	557	9/14/18	50,256
State Street Bank & Trust Co.	TRY	2,074	USD	422	9/14/18	108,221
State Street Bank & Trust Co.	SEK	1,926	USD	221	9/14/18	10,392
State Street Bank & Trust Co.	JPY	3,013	USD	27	9/14/18	103
State Street Bank & Trust Co.	PLN	2,263	USD	617	9/14/18	6,619
State Street Bank & Trust Co.	AUD	1,884	USD	1,413	9/14/18	59,370
State Street Bank & Trust Co.	CAD	571	USD	439	9/14/18	1,572
State Street Bank & Trust Co.	CAD	560	USD	429	9/14/18	(743)
State Street Bank & Trust Co.	HKD	391	USD	50	9/14/18	21
State Street Bank & Trust Co.	EUR	566	USD	663	9/14/18	5,233
State Street Bank & Trust Co.	GBP	1,166	USD	1,543	9/14/18	31,092
State Street Bank & Trust Co.	ILS	230	USD	62	9/14/18	(1,421)
State Street Bank & Trust Co.	EUR	205	USD	241	10/11/18	2,915
State Street Bank & Trust Co.	CHF	309	USD	312	9/14/18	(6,759)
State Street Bank & Trust Co.	GBP	168	USD	214	9/14/18	(3,296)
State Street Bank & Trust Co.	DKK	123	USD	19	9/14/18	(272)
State Street Bank & Trust Co.	NOK	58	USD	7	9/14/18	(72)
State Street Bank & Trust Co.	CZK	41	USD	2	9/14/18	30
State Street Bank & Trust Co.	SGD	16	USD	12	9/14/18	(19)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	EUR	10	USD	11	9/14/18	$(157)
State Street Bank & Trust Co.	EUR	8	USD	9	10/16/18	42
State Street Bank & Trust Co.	USD	10	GBP	8	9/14/18	183
State Street Bank & Trust Co.	USD	17	AUD	23	9/14/18	(343)
State Street Bank & Trust Co.	USD	5	EUR	4	9/14/18	(19)
State Street Bank & Trust Co.	USD	10	DKK	66	9/14/18	7
State Street Bank & Trust Co.	USD	479	GBP	357	9/14/18	(16,009)
State Street Bank & Trust Co.	USD	20	SEK	182	9/14/18	(131)
State Street Bank & Trust Co.	USD	132	NZD	194	9/14/18	(4,143)
State Street Bank & Trust Co.	USD	152	CAD	197	9/14/18	(1,027)
State Street Bank & Trust Co.	USD	5	JPY	560	9/14/18	6
State Street Bank & Trust Co.	USD	184	PLN	679	9/14/18	(403)
State Street Bank & Trust Co.	USD	163	TRY	781	9/14/18	(44,492)
State Street Bank & Trust Co.	USD	770	CZK	16,880	9/14/18	(9,874)
State Street Bank & Trust Co.	USD	611	NOK	4,937	9/14/18	(21,988)
State Street Bank & Trust Co.	USD	22	JPY	2,453	9/14/18	(77)
State Street Bank & Trust Co.	USD	447	THB	14,824	9/14/18	6,273
State Street Bank & Trust Co.	USD	262	ZAR	3,702	9/14/18	(10,206)
State Street Bank & Trust Co.	USD	203	MXN	3,808	9/14/18	(4,231)
State Street Bank & Trust Co.	USD	49	HUF	13,677	9/14/18	(649)
State Street Bank & Trust Co.	USD	156	HUF	43,958	9/14/18	213
UBS AG	EUR	659	USD	777	9/14/18	11,778
UBS AG	USD	553	NOK	4,444	9/14/18	(23,336)

						$(222,416)

CALL OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)			Premiums Received	U.S. $ Value
Euro STOXX 50 Index	Citibank, NA	310	EUR	3,425.00	September 2018	EUR	– 0	–*	$20,714	$(8,778)
FTSE 100 Index	Citibank, NA	60	GBP	7,500.00	September 2018	GBP	– 0	–*	8,015	(3,621)
Nikkei 225 Index	Goldman Sachs International	3,000	JPY	22,500.00	September 2018	JPY	3		10,007	(12,573)
S&P 500 Index	Goldman Sachs International	1,200	USD	2,860.00	September 2018	USD	1		42,960	(64,926)

									$81,696	$(89,898)

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)			Premiums Received	U.S. $ Value
Euro STOXX 50 Index	Citibank, NA	310	EUR	3,425.00	September 2018	EUR	– 0 –	*	$21,315	$(21,735)
FTSE 100 Index	Citibank, NA	60	GBP	7,500.00	September 2018	GBP	– 0 –	*	10,512	(9,498)
Nikkei 225 Index	Goldman Sachs International	3,000	JPY	22,500.00	September 2018	JPY	3		11,085	(2,536)
S&P 500 Index	Goldman Sachs International	1,200	USD	2,860.00	September 2018	USD	1		40,272	(13,613)

									$83,184	$(47,382)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation/ (Depreciation)
USD	310	8/21/20	3 Month LIBOR	1.620%	Quarterly/Semi-Annual	$(7,216)	$	– 0 –	$(7,216)
USD	1,050	1/10/22	3 Month LIBOR	1.941%	Quarterly/Semi-Annual	(32,173)		– 0 –	(32,173)
EUR	150	3/24/27	6 Month EURIBOR	0.829%	Semi-Annual/ Annual	2,455		– 0 –	2,455
EUR	230	5/05/27	6 Month EURIBOR	0.790%	Semi-Annual/ Annual	2,188		– 0 –	2,188
EUR	210	6/02/27	6 Month EURIBOR	0.762%	Semi-Annual/ Annual	1,030		– 0 –	1,030
USD	360	6/20/27	3 Month LIBOR	2.144%	Quarterly/Semi-Annual	(22,467)		– 0 –	(22,467)
USD	290	6/30/27	3 Month LIBOR	2.219%	Quarterly/Semi-Annual	(16,383)		– 0 –	(16,383)
USD	240	7/11/27	3 Month LIBOR	2.379%	Quarterly/Semi-Annual	(10,522)		– 0 –	(10,522)
USD	620	8/08/27	3 Month LIBOR	2.280%	Quarterly/Semi-Annual	(32,346)		– 0 –	(32,346)
USD	470	9/11/27	3 Month LIBOR	2.043%	Quarterly/Semi-Annual	(31,695)		– 0 –	(31,695)
USD	300	9/29/27	3 Month LIBOR	2.290%	Quarterly/Semi-Annual	(14,031)		– 0 –	(14,031)
USD	520	10/10/27	3 Month LIBOR	2.354%	Quarterly/Semi-Annual	(21,606)		– 0 –	(21,606)
USD	280	11/08/27	3 Month LIBOR	2.326%	Quarterly/Semi-Annual	(12,405)		– 0 –	(12,405)
USD	360	12/27/27	3 Month LIBOR	2.492%	Quarterly/Semi-Annual	(13,337)		– 0 –	(13,337)
USD	1,200	1/09/28	3 Month LIBOR	2.468%	Quarterly/Semi-Annual	(44,244)		– 0 –	(44,244)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation/ (Depreciation)
NOK	10,040	1/11/28	6 Month NIBOR	1.906%	Semi-Annual/Annual	$(9,149)	$	– 0 –	$(9,149)
USD	300	1/16/28	3 Month LIBOR	2.558%	Quarterly/Semi-Annual	(9,574)		– 0 –	(9,574)
USD	350	1/23/28	3 Month LIBOR	2.690%	Quarterly/Semi-Annual	(7,302)		– 0 –	(7,302)
AUD	90	3/02/28	2.918%	6 Month BBSW	Semi-Annual/Semi-Annual	(1,741)		– 0 –	(1,741)
USD	660	3/09/28	3 Month LIBOR	2.931%	Quarterly/Semi-Annual	4,972		– 0 –	4,972
GBP	150	4/09/28	1.555%	6 Month LIBOR	Semi-Annual/Semi-Annual	(997)		– 0 –	(997)
AUD	380	4/10/28	2.860%	6 Month BBSW	Semi-Annual/Semi-Annual	(5,433)		– 0 –	(5,433)
SEK	1,540	4/11/28	3 Month STIBOR	1.205%	Quarterly/Annual	2,849		– 0 –	2,849
USD	1,240	4/11/28	3 Month LIBOR	2.825%	Quarterly/Semi-Annual	(258)		– 0 –	(258)
USD	120	4/25/28	3 Month LIBOR	3.011%	Quarterly/Semi-Annual	1,933		– 0 –	1,933
GBP	780	5/11/28	1.593%	6 Month LIBOR	Semi-Annual/Semi-Annual	(8,388)		– 0 –	(8,388)
NOK	3,860	5/15/28	6 Month NIBOR	2.234%	Semi-Annual/ Annual	4,968		– 0 –	4,968
EUR	1,150	5/15/28	1.005%	6 Month EURIBOR	Annual/ Semi-Annual	(25,996)		– 0 –	(25,996)
USD	520	5/15/28	3 Month LIBOR	3.011%	Quarterly/Semi-Annual	8,273		– 0 –	8,273
GBP	110	6/05/28	1.517%	6 Month LIBOR	Semi-Annual/Semi-Annual	(84)		– 0 –	(84)
JPY	7,660	6/07/28	6 Month LIBOR	0.313%	Semi-Annual/Semi-Annual	(271)		– 0 –	(271)
EUR	130	6/07/28	0.929%	6 Month EURIBOR	Annual/ Semi-Annual	(1,625)		– 0 –	(1,625)
SEK	2,450	6/08/28	3 Month STIBOR	1.178%	Quarterly/Annual	2,961		– 0 –	2,961
CAD	490	7/10/28	2.550%	3 Month CDOR	Semi-Annual/Semi-Annual	2,127		7	2,120
AUD	1,920	7/11/28	2.838%	6 Month BBSW	Semi-Annual/Semi-Annual	(20,808)		– 0 –	(20,808)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation/ (Depreciation)
JPY	78,420	7/12/28	6 Month LIBOR	0.280%	Semi-Annual/Semi-Annual	$(5,607)	$	– 0 –	$(5,607)
NOK	6,550	7/12/28	6 Month NIBOR	2.145%	Semi-Annual/Annual	690		– 0 –	690
USD	1,180	7/12/28	3 Month LIBOR	2.940%	Quarterly/Semi-Annual	2,810		– 0 –	2,810
CHF	490	7/12/28	6 Month LIBOR	0.403%	Semi-Annual/Annual	1,143		– 0 –	1,143
EUR	1,870	7/16/28	6 Month EURIBOR	0.871%	Semi-Annual/Annual	5,775		– 0 –	5,775
AUD	520	8/01/28	2.865%	6 Month BBSW	Semi-Annual/Semi-Annual	(6,425)		– 0 –	(6,425)
NZD	250	8/02/28	3.055%	3 Month BKBM	Semi-Annual/Quarterly	(3,703)		– 0 –	(3,703)
USD	220	8/21/45	3 Month LIBOR	2.630%	Quarterly/Semi-Annual	(15,826)		– 0 –	(15,826)
USD	70	9/04/45	3 Month LIBOR	2.708%	Quarterly/Semi-Annual	(3,466)		– 0 –	(3,466)

						$(340,904)		$7	$(340,911)

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	8,300	1/05/23	2.163%	CPI#	Maturity	$81,287
Bank of America, NA	USD	610	1/19/23	2.213%	CPI#	Maturity	4,241
Deutsche Bank AG	USD	1,920	10/01/20	1.273%	CPI#	Maturity	71,703
JPMorgan Chase Bank, NA	USD	400	11/10/21	1.896%	CPI#	Maturity	8,576

							$165,807

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International iBoxx $ Liquid High Yield Index	2,992,000	LIBOR	Quarterly	USD	2,992	9/20/18	$(37,207)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
iBoxx $ Liquid High Yield Index	10,628,000	LIBOR	Quarterly	USD	10,628	9/20/18	$(137,160)
iBoxx $ Liquid High Yield Index	8,850,000	LIBOR	Quarterly	USD	8,850	9/20/18	(193,128)
Markit iBoxx EUR Liquid High Yield Index	9,970,000	EURIBOR	Quarterly	USD	9,970	3/20/19	63,210
Markit iBoxx EUR Liquid High Yield Index	1,520,000	EURIBOR	Quarterly	USD	1,520	3/20/19	(30,839)
Pay Total Return on Reference Obligation
Bank of America, NA
Markit iBoxx EUR Liquid High Yield Index	830,000	EURIBOR	Maturity/ Quarterly	USD	830	3/20/19	4,607
Goldman Sachs International
Markit iBoxx EUR Liquid High Yield Index	5,130,000	EURIBOR	Quarterly	USD	5,130	3/20/19	31,674
Markit iBoxx EUR Liquid High Yield Index	320,000	EURIBOR	Quarterly	USD	320	3/20/19	507
Markit iBoxx EUR Liquid High Yield Index	940,000	EURIBOR	Quarterly	USD	940	3/20/19	(6,473)
JPMorgan Chase Bank, NA
JPABSAA1	345,036	0.07%	Maturity	USD	34,936	9/28/18	(8,453)
Morgan Stanley Capital Services LLC iBoxx $ Liquid High Yield Index	2,930,000	LIBOR	Maturity	USD	2,930	9/20/18	(6,257)
Markit iBoxx EUR Liquid High Yield Index	4,270,000	EURIBOR	Quarterly/ Maturity	USD	4,270	3/20/19	(7,748)

							$(327,267)

*	Notional amount less than 500.
(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.
(c)	Represents entire or partial securities out on loan.
(d)	Non-income producing security.
(e)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, the aggregate market value of these securities amounted to $2,673,397 or 2.4% of net assets.

(g)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2018.
(h)	Defaulted.
(i)	The rate shown represents the 7-day yield as of period end.
(j)

As of August 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $129,663,147 and gross unrealized depreciation of investments was $(5,148,297), resulting in net unrealized depreciation of $124,514,850.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
CZK	-	Czech Koruna
DKK	-	Danish Krone

DOP	-	Dominican Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ARLLMONP	-	Argentina Blended Policy Rate
BADLAR	-	Argentina Deposit Rates Badlar Private Banks
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
CDOR	-	Canadian Dealer Offered Rate
CME	-	Chicago Mercantile Exchange
DAX	-	Deutscher Aktien Index (German Stock Index)
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETN	-	Exchange Traded Note
ETS	-	Emission Trading Scheme
EURIBOR	-	Euro Interbank Offered Rate
FTSE	-	Financial Times Stock Exchange
IBEX	-	International Business Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NIBOR	-	Norwegian Interbank Offered Rate
REIT	-	Real Estate Investment Trust
SPI	-	Share Price Index
STIBOR	-	Stockholm Interbank Offered Rate
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

The following table represents the 50 largest equity basket holdings underlying the total return swap with JPABSAA1 as of August 31, 2018.

Security Description	Shares	Market Value as of 8/31/18	Percent of Basket’s Net Assets
Ross Stores, Inc.	8,490	$813,170	2.3%
Nice Ltd.	19	797,780	2.3%
TJX Cos., Inc./The	7,123	783,328	2.2%
Microsoft Corp.	6,931	778,526	2.2%

Security Description	Shares	Market Value as of 8/31/18	Percent of Basket’s Net Assets
Raytheon Co.	3,606	$719,085	2.1%
Royal Dutch Shell PLC	280	710,634	2.0%
UnitedHealth Group, Inc.	2,582	693,268	2.0%
Fidelity National Financial, Inc.	16,408	657,953	1.9%
Apple, Inc.	2,879	655,379	1.9%
Oracle Corp.	12,973	630,242	1.8%
Aristocrat Leisure Ltd.	19,315	610,152	1.7%
Oracle Corp. Japan	65	605,860	1.7%
Fidelity National Information Services I	5,450	589,477	1.7%
Booz Allen Hamilton Holding Corp.	11,366	581,482	1.7%
Nippon Telegraph & Telephone Corp.	113	559,530	1.6%
Total System Services, Inc.	5,753	558,883	1.6%
Toronto-Dominion Bank/The	6,986	549,444	1.6%
Gilead Sciences, Inc.	7,130	539,968	1.5%
Boeing Co./The	1,557	533,900	1.5%
Hang Seng Bank Ltd.	2,449	521,048	1.5%
HKT Trust & HKT Ltd.	50,917	516,296	1.5%
Paychex, Inc.	6,914	506,424	1.4%
TOTAL SA	9,155	493,188	1.4%
Walmart, Inc.	5,070	486,054	1.4%
Merck & Co., Inc.	6,815	467,439	1.3%
Royal Bank of Canada	4,441	460,388	1.3%
Home Depot, Inc./The	2,291	459,881	1.3%
Texas Instruments, Inc.	4,064	456,826	1.3%
Amadeus IT Group SA	5,662	452,510	1.3%
Wolters Kluwer NV	8,220	448,827	1.3%
Capgemini SE	3,988	441,637	1.3%
British American Tobacco PLC	118	439,260	1.3%
Pfizer, Inc.	10,357	430,023	1.2%
Visa, Inc.	2,921	429,065	1.2%
Roche Holding AG	1,751	421,706	1.2%
Amer Sports Oyj	14,547	421,139	1.2%
Anthem, Inc.	1,579	417,935	1.2%
Salmar ASA	1,007	406,850	1.2%
Intertek Group PLC	79	405,507	1.2%
RELX NV	20,909	398,951	1.1%
Partners Group Holding AG	522	397,623	1.1%
CVS Health Corp.	5,177	389,532	1.1%
Intercontinental Exchange, Inc.	4,974	379,144	1.1%
Next PLC	66	365,608	1.0%
Alphabet, Inc.	299	364,348	1.0%
Croda International PLC	71	363,802	1.0%
Marsh & McLennan Cos., Inc.	4,240	358,851	1.0%
PepsiCo., Inc.	3,166	354,604	1.0%
Philip Morris International, Inc.	4,546	354,113	1.0%
Harris Corp.	2,143	348,237	1.0%
Other	166,061	9,411,571	27.3%

Total		$34,936,448	100.0%

AB Cap Fund, Inc.

AB All Market Income Portfolio

August 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2018:

Investments in Securities:	Level 1		Level 2			Level 3		Total
Assets:
Investment Companies	$58,276,385		$	– 0	–	$	– 0 –	$58,276,385
Common Stocks:
Financials	2,732,078			2,816,377			– 0 –	5,548,455
Energy	1,865,320			3,330,915			– 0 –	5,196,235
Information Technology	4,392,023			560,694			– 0 –	4,952,717
Consumer Discretionary	2,472,228			1,788,919			– 0 –	4,261,147
Health Care	1,829,383			723,958			– 0 –	2,553,341
Industrials	1,856,782			520,715			– 0 –	2,377,497
Materials	590,047			1,596,583			– 0 –	2,186,630
Utilities	1,178,350			854,608			– 0 –	2,032,958
Consumer Staples	881,702			578,783			– 0 –	1,460,485
Telecommunication Services	613,315			766,372			– 0 –	1,379,687
Real Estate	548,915			449,950			– 0 –	998,865
Preferred Stocks	6,767,584			–			– 0 –	6,767,584
Emerging Markets - Sovereigns	– 0	–		2,263,523			– 0 –	2,263,523
Emerging Markets - Treasuries	– 0	–		1,310,643			– 0 –	1,310,643

Investments in Securities:	Level 1			Level 2	Level 3		Total
Governments - Treasuries	$	– 0	–	$751,029	$	– 0 –	$751,029
Emerging Markets - Corporate Bonds		– 0	–	300,000		– 0 –	300,000
Quasi-Sovereigns		– 0	–	237,188		– 0 –	237,188
Local Governments - Regional Bonds		– 0	–	66,376		– 0 –	66,376
Short-Term Investments		5,187,109		–		– 0 –	5,187,109
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		1,846,638		–		– 0 –	1,846,638

Total Investments in Securities		91,037,859		18,916,633		– 0 –	109,954,492
Other Financial Instruments (a):
Assets:
Futures		126,474		43,088		– 0 –	169,562
Forward Currency Exchange Contracts		– 0	–	946,012		– 0 –	946,012
Centrally Cleared Interest Rate Swaps		– 0	–	44,174		– 0 –	44,174
Inflation (CPI) Swaps		– 0	–	165,807		– 0 –	165,807
Total Return Swaps		– 0	–	99,998		– 0 –	99,998
Liabilities:
Futures		(177,147)		(83,572)		– 0 –	(260,719)
Forward Currency Exchange Contracts		– 0	–	(1,168,428)		– 0 –	(1,168,428)
Call Options Written		– 0	–	(89,898)		– 0 –	(89,898)
Put Options Written		– 0	–	(47,382)		– 0 –	(47,382)
Centrally Cleared Interest Rate Swaps		– 0	–	(385,078)		– 0 –	(385,078)
Total Return Swaps		– 0	–	(427,265)		– 0 –	(427,265)

Total (b)		$90,987,186		$18,014,089	$	– 0 –	$109,001,275

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2018 is as follows:

									Distributions
Fund	Market Value 11/30/17 (000)	Purchases (000)	Sales (000)	Realized Gain (Loss) (000)		Change in Appr./ (Depr.) (000)		Market Value 8/31/18 (000)	Dividend Income (000)	Realized Gains (000)
AB High Income Fund, Inc.	$46,323	$16,962	$6,977	$(122,761)		$119,273		$52,820	$980	$	– 0 –
Government Money Market Portfolio	3,746	96,092	94,651	– 0	–	– 0	–	5,187	63		– 0 –
Government Money Market Portfolio*	3,743	49,625	51,521	– 0	–	– 0	–	1,847	51		– 0 –

Total	$53,812	$162,679	$153,149	$(122,761)		$119,273		$59,854	$1,094	$	– 0 –

*	Investments of cash collateral for securities lending transactions

AB Cap Fund, Inc.

AB All China Equity Portfolio

Portfolio of Investments

August 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS – 77.3%
Financials – 20.3%
Banks – 11.8%
Agricultural Bank of China Ltd.—Class H	490,000	$237,443
Bank of Nanjing Co., Ltd.	76,700	82,668
Bank of Shanghai Co., Ltd.—Class A	97,000	166,406
BOC Hong Kong Holdings Ltd.	17,500	85,466
China CITIC Bank Corp., Ltd.—Class H	290,000	181,189
China Construction Bank Corp.—Class H	459,000	404,258

		1,157,430

Capital Markets – 2.3%
CITIC Securities Co., Ltd.	78,400	183,311
Haitong Securities Co., Ltd.—Class H	52,400	46,358

		229,669

Insurance – 6.2%
China Taiping Insurance Holdings Co., Ltd.	36,800	116,917
PICC Property & Casualty Co., Ltd.—Class H	70,000	78,930
Ping An Insurance Group Co. of China Ltd.—Class A	44,700	412,240

		608,087

		1,995,186

Information Technology – 15.9%
Electronic Equipment, Instruments & Components – 0.7%
Hangzhou Hikvision Digital Technology Co., Ltd.—Class A	14,400	66,388

Internet Software & Services – 14.5%
Alibaba Group Holding Ltd. (Sponsored ADR)(a)	3,765	658,913
Baidu, Inc. (Sponsored ADR)(a)	325	73,606
Tencent Holdings Ltd.	16,150	694,243

		1,426,762

Semiconductors & Semiconductor Equipment – 0.7%
Hua Hong Semiconductor Ltd.(b)	26,000	70,990

		1,564,140

Industrials – 9.7%
Construction & Engineering – 1.5%
China Railway Construction Corp., Ltd.—Class H	55,000	66,535
China State Construction Engineering Corp. Ltd.	95,000	75,104

		141,639

Machinery – 5.1%
Guangxi Liugong Machinery Co., Ltd.—Class A	88,200	141,008
Lonking Holdings Ltd.	144,000	49,579
Sany Heavy Industry Co., Ltd.	95,100	125,390
Weichai Power Co., Ltd.—Class A	161,400	189,040

		505,017

Professional Services – 0.7%
51job, Inc. (ADR)(a)	840	64,940

Company	Shares	U.S. $ Value
Road & Rail – 0.8%
Daqin Railway Co., Ltd.—Class A	62,100	$78,368

Trading Companies & Distributors – 0.8%
BOC Aviation Ltd.(b)	11,000	80,613

Transportation Infrastructure – 0.8%
Yuexiu Transport Infrastructure Ltd.	104,000	80,878

		951,455

Materials – 8.6%
Chemicals – 3.7%
Luxi Chemical Group Co., Ltd.—Class A	41,400	94,372
Shandong Hualu Hengsheng Chemical Co., Ltd.	42,400	106,253
Wanhua Chemical Group Co., Ltd.—Class A	9,200	66,335
Zhejiang Longsheng Group Co., Ltd.—Class A	65,600	100,954

		367,914

Construction Materials – 4.9%
Anhui Conch Cement Co., Ltd.—Class A	46,400	252,293
Huaxin Cement Co., Ltd.	84,100	154,878
Tangshan Jidong Cement Co., Ltd.—Class A(a)	50,600	76,718

		483,889

		851,803

Consumer Staples – 5.5%
Beverages – 5.5%
Anhui Gujing Distillery Co., Ltd.—Class A	6,600	75,787
Anhui Kouzi Distillery Co., Ltd.—Class A	10,100	72,388
Beijing Shunxin Agriculture Co., Ltd.—Class A	16,700	103,516
Kweichow Moutai Co., Ltd.—Class A	1,100	106,018
Wuliangye Yibin Co., Ltd.—Class A	20,100	182,245

		539,954

Energy – 5.1%
Oil, Gas & Consumable Fuels – 5.1%
China Petroleum & Chemical Corp.—Class H	262,000	263,621
PetroChina Co., Ltd.—Class H	324,000	238,225

		501,846

Health Care – 4.0%
Health Care Providers & Services – 1.2%
Shanghai Pharmaceuticals Holding Co., Ltd.—Class H	46,300	121,621

Pharmaceuticals – 2.8%
CSPC Pharmaceutical Group Ltd.	32,000	80,823
Jiangsu Hengrui Medicine Co., Ltd.	12,500	120,976
Sichuan Kelun Pharmaceutical Co., Ltd.—Class A	16,500	67,908

		269,707

		391,328

Real Estate – 3.7%
Real Estate Management & Development – 3.7%
China Resources Land Ltd.	26,000	90,695
CIFI Holdings Group Co., Ltd.	194,000	112,679
RiseSun Real Estate Development Co., Ltd.	41,600	49,455

Company	Shares	U.S. $ Value
Times China Holdings Ltd.	97,000	$115,205

		368,034

Consumer Discretionary – 3.3%
Hotels, Restaurants & Leisure – 1.4%
Galaxy Entertainment Group Ltd.	10,000	74,070
Melco International Development Ltd.	22,000	58,628

		132,698

Internet & Direct Marketing Retail – 1.1%
Ctrip.com International Ltd. (ADR)(a)	2,840	111,186

Textiles, Apparel & Luxury Goods – 0.8%
Li Ning Co., Ltd.(a)	76,500	80,744

		324,628

Telecommunication Services – 1.2%
Diversified Telecommunication Services – 1.2%
China Unicom Hong Kong Ltd.	106,000	123,624

Total Common Stocks (cost $7,869,022)		7,611,998

SHORT-TERM INVESTMENTS – 2.5%
Investment Companies – 2.5%
AB Fixed Income Shares, Inc.—Government Money Market Portfolio—Class AB, 1.87%(c) (d) (e) (cost $241,340)	241,340	241,340

Total Investments – 79.8% (cost $8,110,362)(f)		7,853,338
Other assets less liabilities – 20.2%		1,987,797

Net Assets – 100.0%		$9,841,135

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, the aggregate market value of these securities amounted to $151,603 or 1.5% of net assets.

(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of August 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $20,349 and gross unrealized depreciation of investments was $(277,373), resulting in net unrealized depreciation of $(257,024).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

COUNTRY BREAKDOWN 1

August 31, 2018 (unaudited)

94.1%	China
2.8%	Hong Kong
3.1%	Short-Term

100.0%	Total Investments

1	All data are as of August 31, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB All China Equity Portfolio

August 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2018:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Financials	$-0-	$1,995,186	$-0-	$1,995,186
Information Technology	732,519	831,621	-0-	1,564,140
Industrials	64,940	886,515	-0-	951,455
Materials	-0-	851,803	-0-	851,803
Consumer Staples	-0-	539,954	-0-	539,954
Energy	-0-	501,846	-0-	501,846
Health Care	-0-	391,328	-0-	391,328
Real Estate	-0-	368,034	-0-	368,034
Consumer Discretionary	111,186	213,442	-0-	324,628
Telecommunication Services	-0-	123,624	-0-	123,624
Short-Term Investments:
Investment Companies	241,340	-0-	-0-	241,340

Total Investments in Securities	1,149,985	6,703,353+	-0-	7,853,338
Other Financial Instruments*:	-0-	-0-	-0-	-0-

Total	$1,149,985	$6,703,353	$-0-	$7,853,338

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the period ended August 31, 2018 is as follows:

Fund	Market Value 07/25/2018* (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2018 (000)	Dividend Income (000)
Government Money Market Portfolio	$-0-	$2,670	$2,429	$241	$0	**

*	Commencement of operations.
**	Amount is less than $500.

AB Cap Fund, Inc.

AB Small Cap Value Portfolio

Portfolio of Investments

August 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS – 96.3%
Financials – 21.8%
Banks – 16.5%
1st Source Corp.	45,840	$2,566,582
Associated Banc-Corp.	153,790	4,190,777
Customers Bancorp, Inc.(a)	82,330	2,033,551
First Commonwealth Financial Corp.	124,084	2,078,407
Fulton Financial Corp.	147,190	2,678,858
Heritage Financial Corp./WA	120,170	4,362,171
Hope Bancorp, Inc.	196,731	3,444,760
Independent Bank Group, Inc.	70,620	4,890,435
Sandy Spring Bancorp, Inc.	80,430	3,136,770
Sterling Bancorp/DE	209,440	4,785,704
Synovus Financial Corp.	78,330	3,921,200
Texas Capital Bancshares, Inc.(a)	50,520	4,491,228
Umpqua Holdings Corp.	204,940	4,385,716
Webster Financial Corp.	60,950	3,984,911
Zions Bancorporation	79,633	4,243,642

		55,194,712

Insurance – 2.3%
First American Financial Corp.	42,920	2,440,431
Selective Insurance Group, Inc.	53,112	3,409,791
State Auto Financial Corp.	54,890	1,722,997

		7,573,219

Thrifts & Mortgage Finance – 3.0%
BankUnited, Inc.	83,480	3,238,189
Essent Group Ltd.(a)	93,791	4,066,778
WSFS Financial Corp.	53,830	2,626,904

		9,931,871

		72,699,802

Information Technology – 17.6%
Communications Equipment – 3.9%
Extreme Networks, Inc.(a)	329,750	2,067,532
Finisar Corp.(a)	197,340	4,025,736
Infinera Corp.(a)	198,390	1,775,591
Mitel Networks Corp.(a)	199,387	2,193,257
NetScout Systems, Inc.(a)	119,350	2,983,750

		13,045,866

Electronic Equipment, Instruments & Components – 2.0%
Anixter International, Inc.(a)	54,515	3,930,531
Sanmina Corp.(a)	91,540	2,819,432

		6,749,963

IT Services – 4.8%
Booz Allen Hamilton Holding Corp.	60,813	3,111,193
CSG Systems International, Inc.	71,081	2,654,875
Luxoft Holding, Inc.(a)	78,650	3,665,090
Unisys Corp.(a)	176,760	3,287,736

Company	Shares	U.S. $ Value
WNS Holdings Ltd. (ADR)(a)	63,980	$3,316,084

		16,034,978

Semiconductors & Semiconductor Equipment – 3.2%
Kulicke & Soffa Industries, Inc.	159,880	4,123,305
MagnaChip Semiconductor Corp.(a) (b)	265,640	2,922,040
MaxLinear, Inc.—Class A(a)	107,088	2,064,657
Mellanox Technologies Ltd.(a)	18,790	1,563,328

		10,673,330

Software – 2.3%
A10 Networks, Inc.(a)	382,376	2,665,161
Verint Systems, Inc.(a)	101,140	4,910,347

		7,575,508

Technology Hardware, Storage & Peripherals – 1.4%
NCR Corp.(a)	164,150	4,663,501

		58,743,146

Industrials – 16.0%
Air Freight & Logistics – 1.2%
Air Transport Services Group, Inc.(a)	105,240	2,141,634
Atlas Air Worldwide Holdings, Inc.(a)	31,540	1,920,786

		4,062,420

Airlines – 2.7%
Hawaiian Holdings, Inc.	101,870	4,227,605
SkyWest, Inc.	73,443	4,795,828

		9,023,433

Commercial Services & Supplies – 1.5%
Knoll, Inc.	127,721	3,006,552
Viad Corp.	29,920	1,843,072

		4,849,624

Construction & Engineering – 2.9%
Granite Construction, Inc.	56,570	2,584,118
MYR Group, Inc.(a)	39,226	1,363,888
Primoris Services Corp.	114,407	2,867,039
Tutor Perini Corp.(a)	138,060	2,809,521

		9,624,566

Electrical Equipment – 2.1%
EnerSys	46,297	3,842,188
Regal Beloit Corp.	39,640	3,317,868

		7,160,056

Machinery – 3.1%
Columbus McKinnon Corp./NY	48,917	2,080,440
Oshkosh Corp.	51,250	3,600,825
SPX FLOW, Inc.(a)	52,000	2,492,880

Company	Shares	U.S. $ Value
Terex Corp.	59,170	$2,292,838

		10,466,983

Road & Rail – 0.7%
Covenant Transportation Group, Inc.—Class A(a)	75,550	2,256,678

Trading Companies & Distributors – 1.8%
BMC Stock Holdings, Inc.(a)	112,520	2,531,700
MRC Global, Inc.(a)	163,060	3,360,667

		5,892,367

		53,336,127

Consumer Discretionary – 11.4%
Auto Components – 2.1%
Cooper-Standard Holdings, Inc.(a)	28,115	3,891,959
Tower International, Inc.	89,707	3,032,097

		6,924,056

Diversified Consumer Services – 1.5%
Houghton Mifflin Harcourt Co.(a)	252,240	1,626,948
Sotheby’s(a)	70,690	3,394,534

		5,021,482

Hotels, Restaurants & Leisure – 1.6%
Bloomin’ Brands, Inc.	167,474	3,232,248
Red Robin Gourmet Burgers, Inc.(a)	47,790	1,973,727

		5,205,975

Household Durables – 0.9%
Taylor Morrison Home Corp.—Class A(a)	161,160	3,136,174

Internet & Direct Marketing Retail – 0.9%
Nutrisystem, Inc.	81,530	3,016,610

Media – 0.9%
Scholastic Corp.	73,090	3,072,704

Specialty Retail – 2.1%
Citi Trends, Inc.	113,110	3,499,623
Signet Jewelers Ltd.	54,860	3,522,012

		7,021,635

Textiles, Apparel & Luxury Goods – 1.4%
Crocs, Inc.(a)	91,981	1,900,327
Deckers Outdoor Corp.(a)	6,339	772,344
Skechers U.S.A., Inc.—Class A(a)	69,710	2,055,051

		4,727,722

		38,126,358

Energy – 8.4%
Energy Equipment & Services – 3.7%
Dril-Quip, Inc.(a)	42,890	2,258,159
Helix Energy Solutions Group, Inc.(a)	168,090	1,573,322

Company	Shares	U.S. $ Value
Oil States International, Inc.(a)	86,100	$2,914,485
Patterson-UTI Energy, Inc.	174,150	2,983,190
RPC, Inc.	180,780	2,473,070

		12,202,226

Oil, Gas & Consumable Fuels – 4.7%
Oasis Petroleum, Inc.(a)	323,800	4,358,348
QEP Resources, Inc.(a)	364,150	3,630,575
SM Energy Co.	153,790	4,627,541
SRC Energy, Inc.(a)	327,080	3,045,115

		15,661,579

		27,863,805

Real Estate – 7.3%
Equity Real Estate Investment Trusts (REITs) – 7.3%
Armada Hoffler Properties, Inc.	155,510	2,424,401
City Office REIT, Inc.	173,600	2,241,176
Education Realty Trust, Inc.	77,488	3,206,453
Empire State Realty Trust, Inc.—Class A	113,120	1,989,781
Gramercy Property Trust	93,770	2,564,610
Independence Realty Trust, Inc.	357,010	3,687,913
National Storage Affiliates Trust	145,500	4,126,380
STAG Industrial, Inc.	145,970	4,214,154

		24,454,868

Health Care – 4.2%
Health Care Providers & Services – 2.9%
LifePoint Health, Inc.(a)	49,640	3,196,816
Molina Healthcare, Inc.(a)	26,116	3,604,008
WellCare Health Plans, Inc.(a)	8,892	2,690,453

		9,491,277

Life Sciences Tools & Services – 1.3%
ICON PLC(a)	29,612	4,412,780

		13,904,057

Materials – 4.0%
Chemicals – 2.8%
Orion Engineered Carbons SA	112,270	4,041,720
Stepan Co.	12,450	1,110,665
Trinseo SA	51,375	3,963,581

		9,115,966

Containers & Packaging – 1.2%
Graphic Packaging Holding Co.	283,990	4,038,338

		13,154,304

Utilities – 3.3%
Electric Utilities – 1.7%
PNM Resources, Inc.	72,020	2,805,179
Portland General Electric Co.	59,130	2,743,632

		5,548,811

Company	Shares	U.S. $ Value
Gas Utilities – 0.7%
Southwest Gas Holdings, Inc.	32,420	$2,506,714

Multi-Utilities – 0.9%
Black Hills Corp.	49,300	2,901,305

		10,956,830

Consumer Staples – 2.3%
Beverages – 1.1%
Cott Corp.	235,909	3,680,180

Food Products – 1.2%
Nomad Foods Ltd.(a)	188,870	3,937,940

		7,618,120

Total Common Stocks (cost $284,941,219)		320,857,417

SHORT-TERM INVESTMENTS – 3.7%
Investment Companies – 3.7%
AB Fixed Income Shares, Inc.—Government Money Market Portfolio—Class AB, 1.87%(c) (d) (e) (cost $12,509,341)	12,509,341	12,509,341

Total Investments Before Security Lending Collateral for Securities Loaned – 100.0% (cost $297,450,560)		333,366,758

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc.—Government Money Market Portfolio—Class AB, 1.87%(c) (d) (e) (cost $3,054,860)	3,054,860	3,054,860

Total Investments – 100.9% (cost $300,505,420)(f)		336,421,618
Other assets less liabilities – (0.9)%		(3,120,312)

Net Assets – 100.0%		$333,301,306

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $44,624,979 and gross unrealized depreciation of investments was $(8,708,781), resulting in net unrealized appreciation of $35,916,198.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Cap Fund, Inc.

AB Small Cap Value Portfolio

August 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2018:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$320,857,417	$—	$—	$320,857,417
Short-Term Investments	12,509,341	—	—	12,509,341
Investments of Cash Collateral for Securities
Loaned in Affiliated Money Market Fund	3,054,860	—	—	3,054,860

Total Investments in Securities	336,421,618	—	—	336,421,618
Other Financial Instruments(b)	—	—	—	—

Total(c)	$336,421,618	$—	$—	$336,421,618

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2018 is as follows:

Fund	Market Value 11/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$6,358	$79,918	$73,767	$12,509	$91
Government Money Market Portfolio*	11,906	54,899	63,750	3,055	63

Total	$18,264	$134,817	$137,517	$15,564	$154

*	Investments of cash collateral for securities lending transactions.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: October 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: October 23, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: October 23, 2018